Cover	Sep. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in its Current Report on Form 8-K filed on September 10, 2025 (the “Prior 8-K”) with the United States Securities and Exchange Commission (the “SEC”), on September 3, 2025, Royale Energy, Inc. (the “Company”), as buyer, and Pradera Fuego, LP, as seller, consummated the transactions contemplated in that certain Assignment, Bills of Sale and Conveyances dated September 3, 2025, relating to certain properties (the “Pradera Fuego Acquisition Properties”).
Document Period End Date	Sep. 09, 2025
Entity File Number	000-055912
Entity Registrant Name	ROYALE ENERGY, INC.
Entity Central Index Key	0001694617
Entity Tax Identification Number	81-4596368
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1530 Hilton Head Rd
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	El Cajon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92021
City Area Code	619
Local Phone Number	383-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false